Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share, Basic and Diluted, Other Disclosures [Abstract]
Schedule of dilutive securities excluded from calculation of diluted EPS
Shares of common stock for the following securities were excluded from the calculation of diluted EPS as the effect was antidilutive.

	Years Ended December 31,
	2019	2018	2017
	(in thousands)
Common stock equivalent of our preferred stock outstanding(a)	290	298	298
Common stock equivalent of our convertible senior notes outstanding(a)	621	729	729
Common stock equivalent of our preferred stock outstanding prior to exchange(a)	5	—	4
Participating securities(a)	2	6	4
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(a)Amount has been retroactively adjusted to reflect a 1-for-200 (1:200) reverse stock split effective April 14, 2020. See Note 26 for additional information.